Label	Element	Value
Regnan Sustainable Water and Waste Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Regnan Sustainable Water and Waste Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of Regnan Sustainable Water and Waste Fund (the “Fund”) is to seek to achieve long-term capital appreciation by investing in a global equity portfolio of companies along the water and waste value chains.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1 year example and for the first year of the 3 year example. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing primarily in a global equity portfolio of companies the portfolio managers believe, based on such companies’ activities and public disclosures, have the potential to contribute solutions to global water- or waste-related challenges and which satisfy their criteria for possessing sustainable attributes (as described further below).
The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that have a material business involvement in water or waste solutions and that meet the portfolio managers’ sustainability criteria. The portfolio managers consider business involvement in water or waste solutions to be material if at least 50% of a company’s activities (as measured by sales, earnings, or similar metrics) are derived from a product or service in the water or waste value chain that addresses water or waste solutions. The water value chain is the range of activities implicated in the transport, management and use of water. The waste value chain is the range of activities implicated in the transport, storage and management of waste in any of its forms (whether liquid, solid or gas).

•
Water solutions include, but are not limited to water production; water conditioning and desalination; water supply; water treatment, transport, and dispatching; treatment of wastewater; water infrastructure equipment and services; water-related construction; and related consulting and engineering services as well as other related services or industries.

•
Waste solutions include, but are not limited to waste collection, transporting, sorting, and recycling; sewage treatment plants; hazardous waste management; air filtering and cleaning; sanitization; site remediation; pollution prevention and control; sustainable packaging; environment planning; as well as consulting, engineering and other services related to the foregoing.

The portfolio managers monitor around 350 companies that make up the Fund’s current investment universe and seek to identify companies along the water and waste value chains that, in their opinion, provide solutions to global water- or waste-related challenges. The portfolio managers consider water-related challenges to include but not be limited to: improving access to drinking water, repairing and maintaining water transportation infrastructure and advancing water treatment processes. The portfolio managers consider waste-related challenges to include but not be limited to: improving waste management safety and efficiency and finding sustainable solutions to capacity constraints relating to the management of waste in any of its forms.
The portfolio managers analyze specific companies through a rigorous stock-selection process that simultaneously combines bottom‑up analysis of business quality, a valuation assessment of absolute upside potential and ESG research to construct a portfolio that normally holds between 35 and 50 stocks. The bottom‑up analysis includes considerations such as revenue model analysis, profit analysis, history of cash generation, and balance sheet assessment to assess the valuation and appropriateness of candidates for inclusion in the portfolio. In identifying potential investments, the portfolio managers ordinarily look for companies that exhibit some or all of the following characteristics: a focus on the waste and water investment theme, a strong market position of such company within its sector, a sustainable business model, high quality management, a strong balance sheet, including the company’s ability to satisfy its short-term liabilities, and a demonstrated history of cash generation. The investment process does not target any particular allocation as between water solutions and waste solutions, and the mix of investments as between those two themes can vary significantly over time.
The portfolio managers typically intend to hold investments for 3‑5 years or more. Although the Fund is a global, unconstrained Fund which can invest in emerging markets and frontier markets as well as developed markets—and while the Fund does not apply a minimum or maximum limit on exposure to any single country—it is expected that the majority of the Fund’s holdings will be located in developed markets. The Fund has the flexibility to invest in companies at any market capitalization.
ESG Screening
The portfolio managers apply an enhanced principles-based ESG exclusion policy to screen out certain companies or practices based on specific ESG criteria they identify. A norms-based screening component excludes any company which the portfolio managers consider to have failed to conduct its business in accordance with accepted international norms, as set out in the United Nations Global Compact (including human rights, labor rights, environment, and anti-corruption). Additionally, a negative screening component excludes companies which have exposure to certain sectors, issuers or securities.
Sustainability
The portfolio managers then use both quantitative and qualitative factors to form an assessment of a company’s “sustainable” attributes, including for example audit data, workplace health and safety and remuneration. A company is considered to maintain sustainable attributes where the company meets minimum standards of environmental, social and governance (“ESG”) risk and sustainability management, as assessed by the portfolio managers. The portfolio managers will invest a minimum of 70% of the Fund’s net assets in companies which are maintaining sustainable attributes and a maximum of 30% of the Fund’s net assets in companies which demonstrate improving sustainable attributes.
This sustainability assessment uses a combination of measurements, including, but not limited to, ESG ratings provided by Morgan Stanley Capital International (“MSCI”) and the Adviser’s proprietary internal sustainability ratings. The Adviser assigns a score from 1‑5 for each ESG factor (“E,” “S” and “G”) based on its assessment of the extent to which sustainability management contributes to sustained value creation and aggregates the “E”, “S”, and “G” factor scores to calculate a company’s overall score.
Companies rated BBB and above on MSCI’s ESG ratings are defined by the Adviser as maintaining sustainable attributes. Where an MSCI ESG rating is not available, companies rated above 2.5 by the Adviser’s proprietary rating system are defined as maintaining sustainable attributes. For the remaining companies, the Adviser assigns each such company a momentum assessment classification (“stable”, “improving” or “weakening”) to indicate the expected direction of change in the company’s overall ESG score. Companies classified as improving and companies which, in the view of the Adviser, demonstrate the potential for improvement and are collectively defined by the portfolio managers as demonstrating improving sustainable attributes.
The portfolio managers will seek to sell an investment if one of the following conditions has been met: (1) a change or development invalidates the investment case or implies the company would no longer pass the sustainability assessment, (2) they have identified a company that they believe offers a better solution to global water- or waste-related challenges or that they believe has a valuation that offers better risk-reward, (3) their trust in the company is damaged and/or the company is no longer willing to engage, or (4) the portfolio managers perceive that their long-term investment thesis for the holding is no longer valid.
Although the Fund does not expect to invest significantly in derivative instruments and generally does not hedge currency, it may do so at any time depending on market performance.
The Fund may invest in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). The Fund may also participate in initial public offerings (“IPOs”).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The principal risks of investing in the Fund (in alphabetical order after the first six risks) are:
Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Price volatility is the principal risk of investing in the Fund. Investments in small capitalization or in mid‑capitalization companies may be more volatile than investments in larger companies.
Sustainable Investing Risk. Applying sustainability criteria to the investment process may exclude or reduce exposure to securities of certain issuers for sustainability reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use sustainability criteria. The Fund’s performance may at times be better or worse than the performance of funds that do not use sustainability criteria. Because the Adviser evaluates ESG metrics when selecting certain securities, the Fund’s portfolio may perform differently than funds that do not use ESG metrics. ESG metrics may prioritize long term rather than short term returns. ESG information and data, including that provided by third parties, may be incomplete, inaccurate, or unavailable, which could adversely affect the analysis relevant to a particular investment. In addition, there is a risk that the securities identified by the Adviser to fit within its sustainability criteria do not operate as anticipated. Although the Adviser seeks to identify issuers that fit within its sustainability criteria, investors may differ in their views of what fits within this category of investments. As a result, the Fund may invest in issuers that do not reflect the beliefs and values of any particular investor. The Adviser’s exclusion of certain investments from the Fund’s investment universe may adversely affect the Fund’s relative performance at times when such investments are performing well.
Focused Investment Risk. Focusing investments in a particular market, sector or value chain (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in such market, sector or value chain may decline in value due to economic, market, technological, political or regulatory developments adversely affecting the market or value chain. Because the Fund focuses on water- and waste-related investments, the Fund will be subject to a greater extent to risks associated with these value chains. Please see “Water-Related Risks” and “Waste-Related Risks” for more information on these specific risks.
Waste-related Risks. Companies operating in the waste water value chain can be affected by, among other things, availability and cost of labor to collect and transport waste, transportation costs, consumer and industry trends and subsequent waste volumes, regulatory changes on collection, and treatment of waste. These companies can also be affected by overall economic trends, government spending on related projects, and the cost of commodities.
Water-related Risks. Companies operating in the water value chain can be affected by, among other things, irrigation and industrial usage trends, viability of infrastructure projects, regulatory changes on water usage, pricing, contamination and reusability, and environmental factors such as floods and droughts. These companies can also be affected by overall economic trends, interest rates, government spending on related projects, and the cost of commodities.
Small‑Cap and Mid‑Cap Company Risk. The small- and mid-capitalization companies in which the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small- and mid-capitalization companies may have limited product lines, markets and financial resources and may depend upon relatively small management groups. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies.
Currency Risk. Investments in foreign countries are also subject to currency risk. As the Fund’s investments in foreign securities are generally denominated in foreign currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.
Derivatives Risk. The Fund may use derivatives (including futures and forward contracts) to hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.
ETF Risk. In addition to the risks associated with the underlying assets held by an ETF, investments in ETFs may be subject to the following additional risks: (1) an ETF’s shares may trade above or below its net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; (3) trading an ETF’s shares may be halted by the listing exchange; (4) a passively-managed ETF may not track the performance of the reference asset; and (5) a passively-managed ETF may hold troubled securities. Investment in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.
Hedging Risk. Hedging is a strategy in which the Fund uses a derivative or other security to offset certain risks associated with other Fund holdings or to render the portfolio more resilient to market fluctuations. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.
IPO Risk. The Fund may purchase securities in Initial Public Offerings (“IPOs”). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.
Limited History of Operations. The Fund is a newly organized, diversified, open‑end management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value.
Long-Term Investment Strategy Risk. The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over extended periods of time, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Fund’s portfolio.
Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.
Non‑U.S. (“Foreign”) & Emerging Markets Risk. Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, issuers of non‑U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S.
standards. Investing in emerging market securities magnifies the risks inherent in foreign investments. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries and, as a result, the risks of investing in emerging market countries are magnified in frontier countries.
Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information for the Fund will be available after the Fund completes a full calendar year of operation. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund will be available after the Fund completes a full calendar year of operation.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Regnan Sustainable Water and Waste Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.57%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.32%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(6.43%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	0.89%
1 year	rr_ExpenseExampleYear01	$ 91
3 years	rr_ExpenseExampleYear03	$ 1,580
Regnan Sustainable Water and Waste Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	6.57%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.42%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(6.43%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	0.99%
1 year	rr_ExpenseExampleYear01	$ 101
3 years	rr_ExpenseExampleYear03	$ 1,607
Regnan Sustainable Water and Waste Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	6.57%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.57%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(6.43%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	1.14%
1 year	rr_ExpenseExampleYear01	$ 116
3 years	rr_ExpenseExampleYear03	$ 1,648
Regnan Sustainable Water and Waste Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.57%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.32%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(6.43%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	0.89%
1 year	rr_ExpenseExampleYear01	$ 91
3 years	rr_ExpenseExampleYear03	$ 1,580

[1]
JOHCM (USA) Inc (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.89%, 0.99%, 1.14%, and 0.89% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares, respectively, until February 28, 2024. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees of JOHCM Funds Trust at any time and will terminate automatically upon termination of the Investment Advisory Agreement.

[2]	Other Expenses are estimated for the current fiscal year.